Document and Entity Information	Sep. 01, 2020
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001461119
Document Type	8-K/A
Document Period End Date	Sep. 01, 2020
Entity Registrant Name	CRH MEDICAL CORPORATION
Entity Incorporation, State or Country Code	A1
Entity File Number	001-37542
Entity Address, Address Line One	Suite 619 - 999 Canada Place
Entity Address, Address Line Two	World Trade Center
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3E1
City Area Code	604
Local Phone Number	633-1440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CRHM
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	true